RELATED PARTY DISCLOSURES (Tables)	9 Months Ended
Sep. 30, 2023
Related party [Abstract]
Schedule of related party transactions
The following table presents the related party transactions included in the interim condensed consolidated statements of operations:

(in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Purchases from: *
SMP	$16	$15	$39	$42

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$23	$16	$46	$37
* Purchases from SMP were primarily comprised of wafer.